Statement of Additional Information Supplement dated June 30, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Energy Fund
Invesco Financial Services Fund
Invesco Gold & Precious Metals Fund
Invesco Leisure Fund
Invesco Technology Fund
Invesco Utilities Fund
Effective June 25, 2010, Michael Simon is no longer a portfolio manager for Invesco Financial Services Fund and all references to Mr. Simon in Appendix H are deleted.

1

Statement of Additional Information Supplement dated June 30, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Mid-Cap Value Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Technology Sector Fund
Invesco U.S. Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Value Fund
Invesco Value II Fund
Invesco Van Kampen America Value Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen Utility Fund
Invesco Van Kampen Value Opportunities Fund
Effective June 25, 2010, Thomas Bastian, Mark Laskin, Mary Jayne Maly and James Roeder are no longer portfolio managers for Invesco Mid-Cap Value Fund and all references to Messrs. Bastian, Laskin and Roeder and Ms. Maly related to Invesco Mid Cap Value Fund in Appendix G are deleted.
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Small-Mid Special Value Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of March 31, 2010 (except as noted):

				Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Small-Mid Special Value Fund
R. Canon Coleman II2	None	6	$2,644.6	None	None	259 [3]	$61.7 [3]
Jonathan Edwards[2]	None	1	$252.3	None	None	None	None
Richard Glass[4]	None	5	$2,200.0	1	$101.0	645	$142.3
Jonathan Mueller[2]	None	2	$388.9	1	$55.7	None	None
Alexander Yaggy[4]	None	5	$2,200.0	1	$101.0	645	$142.3

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Coleman, Edwards and Mueller began serving as portfolio managers of Invesco Small-Mid Special Value Fund on June 25, 2010. Information for Messrs. Coleman, Edwards and Mueller has been provided as of May 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

4	Effective July 30, 2010, Messrs. Glass and Yaggy will no longer be portfolio managers of Invesco Small-Mid Special Value Fund.”

The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Special Value Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of March 31, 2010 (except as noted):

				Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Special Value Fund
R. Canon Coleman II2	None	6	$2,644.6	None	None	259 [3]	$61.7 [3]
Jonathan Edwards[2]	None	1	$252.3	None	None	None	None
Richard Glass[4]	None	5	$2,200.0	1	$101.0	645	$142.3
Jonathan Mueller[2]	None	2	$388.9	1	$55.7	None	None
Alexander Yaggy[4]	None	5	$2,200.0	1	$101.0	645	$142.3

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Coleman, Edwards and Mueller began serving as portfolio managers of Invesco Special Value Fund on June 25, 2010. Information for Messrs. Coleman, Edwards and Mueller has been provided as of May 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

4	Effective July 30, 2010, Messrs. Glass and Yaggy will no longer be portfolio managers of Invesco Special Value Fund.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Technology Sector Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Technology Sector Fund
Brian Nelson[2]	None	6	$10,034.2	2	$138.8	3,863 [3]	$959.6 [3]
Warren Tennant[2]	None	3	$1,001.4	2	$138.8	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Nelson and Tennant began serving as portfolio managers of Invesco Technology Sector Fund on June 25, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”
Effective June 25, 2010, Thomas Bastian, Mark Laskin, Mary Jayne Maly and James Roeder are no longer portfolio managers for Invesco U.S. Mid Cap Value Fund and all references to Messrs. Bastian, Laskin and Roeder and Ms. Maly related to Invesco U.S. Mid Cap Value Fund in Appendix G are deleted.
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco U.S. Small Cap Value Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of March 31, 2010 (except as noted):

				Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco U.S. Small Cap Value Fund
R. Canon Coleman II2	None	6	$2,644.6	None	None	259 [3]	$61.7 [3]
Jonathan Edwards[2]	None	1	$252.3	None	None	None	None
Richard Glass[4]	None	5	$2,200.0	1	$101.0	645	$142.3
Jonathan Mueller[2]	None	2	$388.9	1	$55.7	None	None
Alexander Yaggy[4]	None	5	$2,200.0	1	$101.0	645	$142.3

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Coleman, Edwards and Mueller began serving as portfolio managers of Invesco U.S. Small Cap Value Fund on June 25, 2010. Information for Messrs. Coleman, Edwards and Mueller has been provided as of May 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

4	Effective July 30, 2010, Messrs. Glass and Yaggy will no longer be portfolio managers of Invesco U.S. Small Cap Value Fund.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco U.S. Small-Mid Cap Value Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of March 31, 2010 (except as noted):

				Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
	Invesco U.S. Small-Mid Cap Value Fund
R. Canon Coleman II2	None	6	$2,644.6	None	None	259 [3]	$61.7 [3]
Jonathan Edwards[2]	None	1	$252.3	None	None	None	None
Richard Glass[4]	None	5	$2,200.0	1	$101.0	645	$142.3
Jonathan Mueller[3]	None	2	$388.9	1	$55.7	None	None
Alexander Yaggy[4]	None	5	$2,200.0	1	$101.0	645	$142.3

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Coleman, Edwards and Mueller began serving as portfolio managers of Invesco U.S. Small-Mid Cap Value Fund on June 25, 2010 Information for Messrs. Coleman, Edwards and Mueller has been provided as of May 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

4	Effective July 30, 2010, Messrs. Glass and Yaggy will no longer be portfolio managers of Invesco U.S. Small-Mid Cap Value Fund.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Value Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of December 31, 2009 (except as noted):

				Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
	Invesco Value Fund
Devin Armstrong	None	15	$15,600.0	1	$318.1	5,695	$695.8
Kevin Holt	None	15	$15,600.0	1	$318.1	5,695	$695.8
Jason Leder	None	15	$15,600.0	1	$318.1	5,695	$695.8
Matthew Seinsheimer[2]	None	5	$2,392.4	None	None	259 [3]	$61.7	[3]
James Warwick	None	15	$15,600.0	1	$318.1	5,695	$695.8

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Seinsheimer began serving as portfolio manager of Invesco Value Fund on June 25, 2010. Information for Mr. Seinsheimer has been provided as of May 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”

The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Value II Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of December 31, 2009 (except as noted):

				Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
	Invesco Value II Fund
Devin Armstrong	None	15	$15,600.0	1	$318.1	5,695	$695.8
Kevin Holt	None	15	$15,600.0	1	$318.1	5,695	$695.8
Jason Leder	None	15	$15,600.0	1	$318.1	5,695	$695.8
Matthew Seinsheimer[2]	None	5	$2,392.4	None	None	259 [3]	$61.7	[3]
James Warwick	None	15	$15,600.0	1	$318.1	5,695	$695.8

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Seinsheimer began serving as portfolio manager of Invesco Value II Fund on June 25, 2010. Information for Mr. Seinsheimer has been provided as of May 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”
Effective June 25, 2010, Thomas Bastian, Mark Laskin, Mary Jayne Maly and James Roeder are no longer portfolio managers for Invesco Van Kampen American Value Fund and all references to Messrs. Bastian, Laskin and Roeder and Ms. Maly related to Invesco Van Kampen American Value Fund in Appendix G are deleted.
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Capital Growth Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen Capital Growth Fund
Ido Cohen[2]	None	None	None	None	None	None	None
Erik Voss[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Cohen and Voss began serving as portfolio managers of Invesco Van Kampen Capital Growth Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Comstock Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of December 31, 2009 (except as noted):

				Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
	Invesco Van Kampen Comstock Fund
Devin Armstrong	None	15	$15,600.0	1	$318.1	5,695	$695.8
Kevin Holt	None	15	$15,600.0	1	$318.1	5,695	$695.8
Jason Leder	None	15	$15,600.0	1	$318.1	5,695	$695.8
Matthew Seinsheimer[2]	None	5	$2,392.4	None	None	259 [3]	$61.7	[3]
James Warwick	None	15	$15,600.0	1	$318.1	5,695	$695.8

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Seinsheimer began serving as portfolio manager of Invesco Van Kampen Comstock Fund on June 25, 2010. Information for Mr. Seinsheimer has been provided as of May 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Enterprise Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen Enterprise Fund
Ido Cohen[2]	None	None	None	None	None	None	None
Erik Voss[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Cohen and Voss began serving as portfolio managers of Invesco Van Kampen Enterprise Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Small Cap Value Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of March 31, 2010 (except as noted):

Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
	in Each	Number of		Number of		Number of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen Small Cap Value Fund
R. Canon Coleman II2	None	6	$2,644.6	None	None	259 [3]	$61.7	[3]

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments			Number		Number
“Portfolio	in Each	Number of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Jonathan Edwards[2]	None	1	$252.3	None	None	None	None
Richard Glass[4]	None	5	$2,200.0	1	$101.0	645	$142.3
Jonathan Mueller[2]	None	2	$388.9	1	$55.7	None	None
Alexander Yaggy[4]	None	5	$2,200.0	1	$101.0	645	$142.3

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Coleman, Edwards and Mueller began serving as portfolio managers of Invesco Van Kampen Small Cap Value Fund on June 25, 2010. Information for Messrs. Coleman, Edwards and Mueller has been provided as of May 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

4	Effective July 30, 2010, Messrs. Glass and Yaggy will no longer be portfolio managers of Invesco Van Kampen Small Cap Value Fund.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Technology Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments			Number		Number
“Portfolio	in Each	Number of		of		of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen Technology Fund
Brian Nelson[2]	None	6	$10,034.2	2	$138.8	3,863 [3]	$959.6 [3]
Warren Tennant[2]	None	3	$1,001.4	2	$138.8	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Nelson and Tennant began serving as portfolio managers of Invesco Van Kampen Technology Fund on June 25, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Utility Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
“Portfolio	in Each	Number of		Number of		Number of
Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen Utility Fund
Davis Paddock[2]	None	2	$275.1	None	None	None	None
Meggan Walsh[2]	None	5	$1959.9	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Paddock and Ms. Walsh began serving as portfolio managers of Invesco Van Kampen Utility Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Value Opportunities Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of December 31, 2009 (except as noted):

				Other Pooled
	Dollar	Registered Investment		Investment Vehicles		Other Accounts
	Range of	Companies Managed		Managed (assets in		Managed (assets in
	Investments	(assets in millions)		millions)		millions)
“Portfolio	in Each	Number of		Number of		Number of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen Value Opportunities Fund
Devin Armstrong	None	15	$15,600.0	1	$318.1	5,695	$695.8
Kevin Holt	None	15	$15,600.0	1	$318.1	5,695	$695.8
Jason Leder	None	15	$15,600.0	1	$318.1	5,695	$695.8
Matthew Seinsheimer[2]	None	5	$2,392.4	None	None	259 [3]	$61.7	[3]
James Warwick	None	15	$15,600.0	1	$318.1	5,695	$695.8

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Seinsheimer began serving as portfolio manager of Invesco Van Kampen Value Opportunities Fund on June 25, 2010. Information for Mr. Seinsheimer has been provided as of May 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”